30. Commitments (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	R$ 4,209,459
Contractual obligations, Investments	10,902,644
Contractual obligations, Total	15,112,103
1 year
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	1,459,864
Contractual obligations, Investments	1,779,320
Contractual obligations, Total	3,239,184
1-3 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	1,151,641
Contractual obligations, Investments	2,121,493
Contractual obligations, Total	3,273,134
3-5 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	381,119
Contractual obligations, Investments	1,031,762
Contractual obligations, Total	1,412,881
More than 5 years
SummaryOfCommitmentsLineItems [Line Items]
Contractual obligations, Expenses	1,216,835
Contractual obligations, Investments	5,970,069
Contractual obligations, Total	R$ 7,186,904